Share-Based Compensation - Additional Information (Detail) $ / shares in Units, ¥ in Thousands, $ in Thousands			12 Months Ended
	Apr. 24, 2014 shares	Jan. 02, 2014 shares	Dec. 31, 2025 CNY (¥) shares	Dec. 31, 2025 USD ($) $ / shares	Dec. 31, 2024 $ / shares shares	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2023 $ / shares shares	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2025 USD ($) shares	Apr. 11, 2023 shares	Dec. 31, 2022 shares	May 26, 2011 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected period over which unamortized compensation costs is to be recognized			¥ 37,851						$ 5,413
Expected period over which unamortized compensation costs is to be recognized			2 years 4 months 24 days	2 years 4 months 24 days
2014 Restricted Share Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares subject to award	122,545,665
Granted | $ / shares				$ 0.14	$ 0.09		$ 0.04
Unvested			20,301,668		32,593,780	32,593,780	25,985,708	25,985,708	20,301,668		4,028,550
2014 Restricted Share Plan | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected period over which unamortized compensation costs is to be recognized			1 year 10 months 24 days	1 year 10 months 24 days
Total fair value of vested shares			¥ 8,127	$ 1,162		¥ 6,954		¥ 2,185
Share-Based Payment Arrangement, Nonvested Award, Excluding Option, Cost Not yet Recognized, Amount			¥ 6,955						$ 995
2013 Incentive Scheme
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares subject to award		64,497,718
Granted | $ / shares							$ 0.05
Award scheme term			10 years	10 years
Expiration date		Jan. 02, 2024
Unvested			320,706		1,376,060	1,376,060	3,714,412	3,714,412	320,706		5,086,990
2013 Incentive Scheme | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected period over which unamortized compensation costs is to be recognized			1 year 2 months 12 days	1 year 2 months 12 days
Total fair value of vested shares			¥ 1,086	$ 155		¥ 801		¥ 471
Share-Based Payment Arrangement, Nonvested Award, Excluding Option, Cost Not yet Recognized, Amount			¥ 27						$ 4
2011 Share Award Scheme
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award scheme term			10 years	10 years
2011 Share Award Scheme | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total fair value of vested shares | ¥			¥ 0			¥ 0		¥ 23
Unvested											87,175
2023 Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares subject to award										145,000,000
Granted | $ / shares							$ 0.05
Unvested			30,888,350		55,146,000	55,146,000	66,329,350	66,329,350	30,888,350
2023 Incentive Plan [Member] | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected period over which unamortized compensation costs is to be recognized			1 year 1 month 6 days	1 year 1 month 6 days
Total fair value of vested shares			¥ 22,286	$ 3,187		¥ 4,773		¥ 13,587
Share-Based Payment Arrangement, Nonvested Award, Excluding Option, Cost Not yet Recognized, Amount			¥ 2,106						$ 301
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period			5 years	5 years
Maximum [Member] | 2014 Restricted Share Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	5 years
Maximum [Member] | 2011 Share Award Scheme
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares subject to award												100,000,000